Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Emerald Health Therapeutics Inc.
Entity Central Index Key	0001768225
Trading Symbol	emhtf
Entity Current Reporting Status	Yes
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	141,443,116
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false